Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Professional fees	1,287,858	8,441	1,304,609	44,943	$ 57,322	$ 45,593
Salary and wages - officers	0	20,000	0	60,000	60,000	80,000
General and administrative expenses	1,497	2,005	1,577	4,340	3,995	8,783
Total operating expenses	1,289,355	30,446	1,306,186	109,283	121,317	134,376
Loss from Operations	(1,289,355)	(30,446)	(1,306,186)	(109,283)	(121,317)	(134,376)
Other Expense
Interest expense, net	0	1,481	4,524	6,741	11,335	24,824
Loss on extinguishment of debt					0	42,629,753
Other expense, net	0	1,481	4,524	6,741	11,335	42,654,577
Loss before Income Tax Provision	(1,289,355)	(31,927)	(1,310,710)	(116,024)	(132,652)	(42,788,953)
Income Tax Provision	0	0	0	0
Net Loss	$ (1,289,355)	$ (31,927)	$ (1,310,710)	$ (116,024)	$ (132,652)	$ (42,788,953)
Loss per share
- Basic and Diluted	$ (0.38)	$ (0.03)	$ (0.46)	$ (0.11)	$ (6.45)	$ (3,875.40)
Weighted average common shares outstanding
- Basic and Dilutedss	3,421,998	1,104,100	2,844,160	1,104,100	20,570	11,041